Crypto Assets Held (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Bitcoin dispositions	$ 500	$ 520
Bitcoin realized losses	$ 51	$ 51